CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
Contract Liabilities
CONTRACT LIABILITIES

10 CONTRACT LIABILITIES

	2022	2023
	S$	S$

Contract liabilities	3,504	5,456

Contract liabilities are fees which the Group billed and received consideration ahead of the transfer of goods and services. Management expects that all the unsatisfied performance obligations as of the end of the reporting periods may be recognized as other income within the next twelve months.

The changes in contract liabilities of S$1,952 (2022: S$3,504) for the years ended December 31, 2023 was mainly due to the services rendered to customers and recognized as other income.